Valuation and qualifying accounts (Notes)	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts	Valuation and qualifying accounts

						$ million
		2024		2023		2022
	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments
At 1 January	1,424	3,183	636	3,050	584	169
Charged to costs and expenses	(90)	140	866	176	143	17,471
Charged to other accounts[a]	(7)	—	1	(1)	(8)	(27)
Deductions	(332)	(25)	(79)	(42)	(83)	(41)
Reclassifications	—	—	—	—	—	(14,522)
At 31 December	995	3,298	1,424	3,183	636	3,050
aPrincipally exchange adjustments.
Valuation and qualifying accounts relating to trade and other receivables comprise expected credit loss allowances. The expected credit loss allowance comprises $858 million (2023 $1,301 million, 2022 $513 million) relating to receivables that were credit-impaired at the end of the year and $137 million
(2023 $123 million, 2022 $123 million) relating to receivables that were not credit-impaired at the end of the year.
Valuation and qualifying accounts relating to fixed asset investments comprise impairment provisions for investments in equity-accounted entities. The amount charged to costs and expenses in 2022 principally relates to bp’s investments in Rosneft and Pan American Energy Group S.L.. Amounts related to bp’s investments in Rosneft and other businesses with Rosneft within Russia were reclassified in 2022 following bp’s loss of significant influence.
Valuation and qualifying accounts are deducted in the balance sheet from the assets to which they apply. For further information on the group's credit risk management policies and how the group recognizes and measures expected losses see Note 29.